UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10197

Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	November 30, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 140.2% (99.5% of Total Investments)
	MUNICIPAL BONDS – 140.2% (99.5% of Total Investments)
	Consumer Staples – 7.5% (5.3% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,
	Los Angeles County Securitization Corporation, Series 2006A:
$ 2,000	5.600%, 6/01/36	12/18 at 100.00	B+	$ 1,741,780
2,000	5.650%, 6/01/41	12/18 at 100.00	B+	1,698,080
290	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BB+	280,184
	Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,385	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	2,358,264
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,770	5.000%, 6/01/33	6/17 at 100.00	B	3,123,784
6,040	5.750%, 6/01/47	6/17 at 100.00	B	5,096,733
3,660	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	2,943,152
	Bonds, Series 2007A-2, 5.300%, 6/01/37
20,145	Total Consumer Staples			17,241,977
	Education and Civic Organizations – 3.2% (2.3% of Total Investments)
1,775	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	1,922,183
	Laboratory, Series 2012, 5.000%, 7/01/37
125	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	130,058
	2006, 5.000%, 11/01/21
555	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	615,667
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	Baa1	2,910,850
	6.250%, 6/01/40
850	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	975,027
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
675	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	AA	768,481
6,480	Total Education and Civic Organizations			7,322,266
	Health Care – 21.6% (15.3% of Total Investments)
395	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	445,671
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
435	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	496,104
	Series 2014A, 5.000%, 10/01/38
855	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	970,485
	Series 2014B, 5.000%, 10/01/44
895	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	AA–	1,009,632
	San Diego, Series 2011, 5.250%, 8/15/41
1,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	1,610,265
	5.250%, 11/15/46
4,215	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa1	4,456,434
	of Central California, Series 2007, 5.250%, 2/01/27
5,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/15 at 100.00	A	5,548,428
	System West, Series 2005A, 5.000%, 3/01/35
3,200	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	3,530,592
	Series 2012A, 5.000%, 4/01/42
2,225	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	2,289,614
	System, Series 2007A, 5.125%, 7/15/31
5,245	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	B–	5,245,943
	Health System, Series 2005A, 5.250%, 7/01/35
425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	451,291
	System, Series 2001C, 5.250%, 8/01/31
1,035	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA	1,106,933
	2004D, 5.050%, 8/15/38 – AGM Insured
2,705	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	2,751,472
	2005A, 5.000%, 11/15/43
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	2,306,120
	2008A, 8.250%, 12/01/38
1,610	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	1,809,753
	California, Series 2010, 5.375%, 3/15/36
455	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	478,187
	6.500%, 11/01/29
1,500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,645,575
	6.625%, 11/01/29
4,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,013,311
	6.000%, 11/01/41
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	5,956,061
	Center, Series 2007A, 5.000%, 7/01/38
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	2,704,298
	7.500%, 12/01/41
47,050	Total Health Care			49,826,169
	Housing/Multifamily – 1.5% (1.1% of Total Investments)
1,295	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,455,425
	Series 2010A, 6.400%, 8/15/45
410	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	451,156
	Series 2012A, 5.500%, 8/15/47
940	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	1,056,485
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
80	5.250%, 8/15/39	8/24 at 100.00	BBB	88,081
220	5.250%, 8/15/49	8/24 at 100.00	BBB	240,456
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	207,856
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
3,150	Total Housing/Multifamily			3,499,459
	Housing/Single Family – 3.2% (2.3% of Total Investments)
5,775	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2006M,	2/16 at 100.00	A–	5,787,763
	4.650%, 8/01/31 (Alternative Minimum Tax)
1,490	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	A–	1,531,243
	5.050%, 2/01/29 (Alternative Minimum Tax)
85	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	88,763
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
7,350	Total Housing/Single Family			7,407,769
	Industrials – 0.0% (0.0% of Total Investments)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	10,954
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
	Tax Obligation/General – 31.9% (22.6% of Total Investments)
1,300	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	1,497,691
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
10,000	California State, General Obligation Bonds, Series 2006CD, 4.600%, 12/01/32 (Alternative	12/15 at 100.00	AA	10,180,199
	Minimum Tax)
13,850	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 4/01/38	4/19 at 100.00	Aa3	16,605,180
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,000	6.000%, 3/01/33	3/20 at 100.00	Aa3	2,448,280
1,000	5.250%, 11/01/40	11/20 at 100.00	Aa3	1,148,470
	California State, General Obligation Bonds, Various Purpose Series 2011:
4,850	5.250%, 10/01/28	No Opt. Call	Aa3	5,776,156
2,300	5.000%, 9/01/41	9/21 at 100.00	Aa3	2,562,269
2,190	5.000%, 10/01/41	10/21 at 100.00	Aa3	2,442,507
	California State, General Obligation Bonds, Various Purpose Series 2013:
2,500	5.000%, 2/01/43	No Opt. Call	Aa3	2,803,175
2,240	5.000%, 11/01/43	11/23 at 100.00	Aa3	2,533,194
	California State, General Obligation Bonds, Various Purpose Series 2014:
2,000	5.000%, 5/01/32	5/24 at 100.00	Aa3	2,339,660
2,815	5.000%, 10/01/44	10/24 at 100.00	Aa3	3,212,957
32,730	Desert Community College District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	6,035,084
	Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured
1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/19 at 100.00	Aa2	1,484,329
	Series 2009D, 5.000%, 7/01/27
9,820	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	6,052,261
	Series 2004A, 0.000%, 8/01/24 – NPFG Insured
1,265	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	8/17 at 100.00	AA–	1,356,725
	5.000%, 8/01/32 – NPFG Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,099,020
	NPFG Insured
1,000	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	1,134,180
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
1,600	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,779,504
	2011C, 5.250%, 8/01/47
96,745	Total Tax Obligation/General			73,490,841
	Tax Obligation/Limited – 29.6% (21.0% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/16 at 100.00	N/R	664,235
385	5.800%, 9/01/35	9/16 at 100.00	N/R	393,262
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A1	8,237,320
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/31
3,525	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A1	3,991,428
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
3,770	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/22 at 100.00	A1	4,293,955
	2012G, 5.000%, 11/01/37
4,520	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	9/24 at 100.00	A1	5,118,086
	2014E, 5.000%, 9/01/39
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	448,046
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
4,265	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	4,588,159
	Series 2012, 5.000%, 9/01/41
960	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	No Opt. Call	A–	966,739
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
2,500	5.000%, 6/01/45	6/15 at 100.00	A1	2,554,775
2,995	5.000%, 6/01/45 – AGM Insured	6/15 at 100.00	AA	3,059,842
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,847,154
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,920,042
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/23 at 100.00	AA	1,644,720
	Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured
870	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	909,002
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	210,564
470	5.125%, 9/01/36	9/16 at 100.00	N/R	482,272
415	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	433,974
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	812,328
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	1,502,969
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
750	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	929,393
	2011A, 7.000%, 9/01/31
475	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	604,442
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
475	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/15 at 101.00	N/R	487,360
	Series 2006D, 5.000%, 9/01/33
175	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	214,205
	Project, Series 2011, 6.750%, 9/01/40
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,
	Senior Series 2013A:
1,205	5.250%, 9/01/30	9/23 at 100.00	N/R	1,347,070
1,085	5.750%, 9/01/39	9/23 at 100.00	N/R	1,226,907
200	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	225,234
	Subordinate Lien Series 2013B, 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
165	6.000%, 9/01/33	No Opt. Call	N/R	170,762
360	6.125%, 9/01/41	No Opt. Call	N/R	372,445
3,085	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	3,441,472
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
6,275	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	874,170
	8/01/45 – NPFG Insured
550	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	631,538
	2011A, 5.750%, 9/01/30
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	124,953
	Area, Series 2011B, 6.500%, 10/01/25
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds,
	Series 2008:
1,000	7.750%, 8/01/28	8/16 at 102.00	A	1,117,540
1,325	8.000%, 8/01/38	8/16 at 102.00	A	1,484,331
3,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/24 at 100.00	AAA	3,505,500
	Series 2014A, 5.000%, 4/01/36
990	San Diego, California, Special Tax Community Facilities District 4 Black Mountain Ranch	No Opt. Call	N/R	1,025,135
	Villages Bonds, Series 2008A, 6.000%, 9/01/37
210	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	225,551
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	98,183
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
85	7.000%, 8/01/33	2/21 at 100.00	BBB+	103,736
105	7.000%, 8/01/41	2/21 at 100.00	BBB+	128,144
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	1,182,665
765	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	822,490
995	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,065,476
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A–	1,541,689
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
140	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	159,817
	7.000%, 10/01/26
930	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	No Opt. Call	N/R	928,745
	District 03-02 Roripaugh, Series 2006, 5.500%, 9/01/36
240	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	295,565
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
67,595	Total Tax Obligation/Limited			68,413,390
	Transportation – 10.3% (7.3% of Total Investments)
2,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	2,269,700
	2013S-4, 5.250%, 4/01/48
2,240	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	2,655,274
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
4,940	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,689,447
4,935	6.000%, 1/15/53	1/24 at 100.00	BBB–	5,757,467
4,000	Los Angeles Harbors Department, California, Revenue Bonds, Refunding Series 2014B,	8/24 at 100.00	AA	4,575,160
	5.000%, 8/01/44
	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P:
1,545	5.000%, 5/01/29 (Alternative Minimum Tax)	No Opt. Call	A+	1,746,530
1,000	5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	1,116,350
20,660	Total Transportation			23,809,928
	U.S. Guaranteed – 7.4% (5.2% of Total Investments) (5)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (5)	2,051,629
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (5)	2,161,002
	Option Bond Trust 3211, 13.577%, 10/01/32 (Pre-refunded 4/01/18) (IF)
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A (5)	2,581,000
	Series 2008J, 5.625%, 7/01/32 (Pre-refunded 7/01/15)
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	3,773,605
	Tender Option Bond Trust 1065, 9.426%, 3/01/33 (Pre-refunded 3/01/18) (IF)
385	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (5)	398,163
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	BB– (5)	2,571,620
	6.000%, 8/01/26 (ETM)
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (5)	366,658
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
750	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA (5)	802,538
	2006, 5.000%, 12/01/31 (Pre-refunded 6/01/16) – FGIC Insured
825	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (5)	933,941
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
1,315	University of California, Limited Project Revenue Bonds, Series 2007D, 5.000%, 5/15/41	5/16 at 101.00	AA– (5)	1,396,846
	(Pre-refunded 5/15/16) – FGIC Insured
14,435	Total U.S. Guaranteed			17,037,002
	Utilities – 11.9% (8.5% of Total Investments)
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,723,628
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA	513,865
	2005A-1, 5.000%, 7/01/31 – AGM Insured
14,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	15,661,099
	2012B, 5.000%, 7/01/43
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
790	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	798,532
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,515,675
1,500	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	1,730,160
	Series 2014A, 5.000%, 7/01/38
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	4,590,720
	5.000%, 11/01/33
24,645	Total Utilities			27,533,679
	Water and Sewer – 12.1% (8.6% of Total Investments)
2,500	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	2,972,525
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/28
5,240	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	5,587,045
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,482,656
	8/01/36 – NPFG Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	571,313
	5.000%, 4/01/36 – NPFG Insured
7,890	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/24 at 100.00	AA	9,016,297
	2014A, 5.000%, 7/01/44
1,160	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,788,534
	Bond Trust 09-8B, 17.543%, 7/01/35 (IF) (6)
5,825	Sacramento, California, Wastewater Revenue Bonds, Series 2013, 5.000%, 9/01/42	9/23 at 100.00	AA	6,565,532
24,560	Total Water and Sewer			27,983,902
$ 335,990	Total Long-Term Investments (cost $298,092,580)			323,577,336

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.7% (0.5% of Total Investments)
	MUNICIPAL BONDS – 0.7% (0.5% of Total Investments)
	Health Care – 0.7% (0.5% of Total Investments)
$ 1,320	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 1,339,457
	Health System, Series 2014A, 6.000%, 7/10/15 (7)
125	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	126,842
	Health System, Series 2014B, 6.000%, 7/10/15 (7)
200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	202,948
	Health System, Series 2014C, 6.000%, 7/10/15 (7)
$ 1,645	Total Short-Term Investments (cost $1,645,000)			1,669,247
	Total Investments (cost $299,737,580) – 140.9%			325,246,583
	Floating Rate Obligations – (0.4)%			(965,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.5)% (8)			(98,000,000)
	Other Assets Less Liabilities – 2.0%			4,500,562
	Net Assets Applicable to Common Shares – 100%			$ 230,782,145

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$323,577,336	$ —	$323,577,336
Short-Term Investments:
Municipal Bonds	—	—	1,669,247	1,669,247
Total	$ —	$323,577,336	$1,669,247	$325,246,583

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $298,836,059.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$30,229,534
Depreciation	(4,784,010)
Net unrealized appreciation (depreciation) of investments	$25,445,524

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2015